Other Financial and Non-Financial Assets	12 Months Ended
Dec. 31, 2023
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Other financial and non-financial assets

23. Other financial and non-financial assets

Non-current and current financial and non-financial assets consist of the following:

	December 31, 2023		December 31, 2022
€ thousand	Current	Non-current	Current	Non-current
NON-FINANCIAL ASSETS
Advance payments	5,887	0	625	0
Tax receivables	1,125	0	2,166	0
Prepaid expenses	737	0	2,238	0
Deferred capital raise preparation costs	82	0	0	0
Other	117	0	433	0
Total non-financial assets	7,948	0	5,461	0
FINANCIAL ASSETS
Receivables from suppliers	357	0	48	0
Receivables from funded projects	188	0	0	0
Security deposits	0	1,200	0	449
Embedded derivative	0	0	172	0
Total financial assets	545	1,200	220	449
Total	8,493	1,200	5,681	449

The maximum default risk for financial and non-financial assets is their carrying amount.